Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income tax expense
The components of income tax (benefit) expense for the years ended December 31 are as follows:

	2013	2012	2011

Current Federal (Benefit) Expense	$156,642	$(6,114)	$311,174
Deferred Federal (Benefit) Expense	2,178,222	1,204,439	867,006

Federal Income Tax (Benefit) Expense	2,334,864	1,198,325	1,178,180
Current State Income Tax (Benefit) Expense	-	2,526	(74,297)

	$2,334,864	$1,200,851	$1,103,883

Difference between financial statement tax expense and amount computed by applying statutory federal tax rate to income before income taxes
The federal income tax (benefit) expense of $2,334,864 in 2013, $1,198,325 in 2012 and $1,178,180 in 2011 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2013	2012	2011

Statutory Federal Income Taxes	$2,367,729	$1,306,331	$1,228,538
Tax-Exempt Interest	(110,752)	(94,891)	(126,468)
Interest Expense Disallowance	6,445	4,908	8,751
Premiums on Officers’ Life Insurance	(111,749)	(59,603)	(52,431)
Meal and Entertainment Disallowance	26,549	25,567	20,693
Other	156,642	16,013	99,097

Actual Federal Income Taxes	$2,334,864	$1,198,325	$1,178,180

Deferred tax assets and liabilities
Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2013	2012

Deferred Tax Assets
Allowance for Loan Losses	$4,014,035	$4,330,553
Other Real Estate	1,404,812	1,668,653
Deferred Compensation	303,380	342,547
Investments	340,000	-
Goodwill	301,238	345,762
Net Operating Loss Carryforward	730,484	2,310,708
Other	343,919	529,706

	7,437,868	9,527,929
Deferred Tax Liabilities
Premises and Equipment	(1,322,377)	(1,232,905)
Other	(2,874)	(4,185)

	(1,325,251)	(1,237,090)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	4,550,362	77,177

Net Deferred Tax Assets	$10,662,979	$8,368,016

Unrecognized taxes
The deferred tax assets are included in Other Assets in the consolidated balance sheets.  As discussed in Note 1, certain positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes as of December 31 follows.

	2013	2012	2011

Balance, Beginning	$38,676	$33,368	$78,121

Positions Taken During the Current Year	7,247	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(3,596)	(6,486)	(59,028)

Balance, Ending	$42,327	$38,676	$33,368